Subsequent events - Additional Information (Detail)					12 Months Ended
	Jan. 16, 2019 USD ($) Vessel	Jan. 15, 2019 USD ($) $ / shares shares	Jan. 04, 2019 USD ($) $ / shares	May 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 16, 2018 $ / shares shares	Mar. 31, 2018 shares	Mar. 13, 2018 $ / shares	Feb. 14, 2018 shares
Subsequent Event [Line Items]
Dividends on preferred shares | $					$ 68,712,000	$ 64,416,000	$ 53,630,000
Proceeds from warrant exercises | $					$ 250,000,000	$ 0	$ 0
Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares											38,461,539
Proceeds from warrant exercises | $				$ 500,000,000
Class A Common Shares [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares								25,000,000
Warrants exercise price								$ 8.05
Class A Common Shares [Member] | 2019 Warrants [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares									38,461,539
Warrants exercise price										$ 6.50
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 04, 2019
Dividends date of record			Jan. 14, 2019
Dividends date paid			Jan. 30, 2019
Dividends on common share, per share			$ 0.125
Subsequent Events [Member] | Revolving Credit Facilities [Member]
Subsequent Event [Line Items]
Repayments of debt | $	$ 147,000,000
Number of vessels in process of becoming unencumbered | Vessel	8
Subsequent Events [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Reclassification of long-term debt to current liabilities puttable in period.		1 year
Debt redemption terms		As the right to call for early redemption of the Fairfax Notes is solely within the control of Fairfax, the Fairfax Notes will be reclassified from long-term debt to current liabilities when they become puttable within one year from period end.
Subsequent Events [Member] | 2019 Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares		38,461,539
Subsequent Events [Member] | 2019 Warrants [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Proceeds from warrant exercises | $		$ 250,000,000
Subsequent Events [Member] | 2026 Notes [Member]
Subsequent Event [Line Items]
Face value of debt | $		$ 250,000,000
Subsequent Events [Member] | Series D, Series E, Series G and Series H Preferred Share [Member]
Subsequent Event [Line Items]
Dividends on preferred shares | $			$ 17,719,000
Subsequent Events [Member] | Series D Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 04, 2019
Dividends on preferred shares, per share			$ 0.496875
Dividends date of record			Jan. 29, 2019
Dividends date paid			Jan. 30, 2019
Subsequent Events [Member] | Series E Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 04, 2019
Dividends on preferred shares, per share			$ 0.515625
Dividends date of record			Jan. 29, 2019
Dividends date paid			Jan. 30, 2019
Subsequent Events [Member] | Series G Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 04, 2019
Dividends on preferred shares, per share			$ 0.512500
Dividends date of record			Jan. 29, 2019
Dividends date paid			Jan. 30, 2019
Subsequent Events [Member] | Series H Preferred Shares [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 04, 2019
Dividends on preferred shares, per share			$ 0.492188
Dividends date of record			Jan. 29, 2019
Dividends date paid			Jan. 30, 2019
Subsequent Events [Member] | Series I Preferred Stock [Member]
Subsequent Event [Line Items]
Dividends declared date			Jan. 04, 2019
Dividends on preferred shares, per share			$ 0.500000
Dividends date of record			Jan. 29, 2019
Dividends date paid			Jan. 30, 2019
Subsequent Events [Member] | Class A Common Shares [Member] | Fairfax Financial Holdings Limited [Member]
Subsequent Event [Line Items]
Warrants exercise price		$ 6.50
Subsequent Events [Member] | Class A Common Shares [Member] | 2019 Warrants [Member]
Subsequent Event [Line Items]
Warrants outstanding | shares		38,461,539
Warrants exercise price		$ 6.50